UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21200

THE DENALI FUND INC.
 (Exact name of registrant as specified in charter)

 2344 Spruce Street, Suite A, Boulder, CO 80302
(Address of principal executive offices) (Zip code)

Stephen C. Miller
2344 Spruce Street, Suite A, Boulder, CO 80302
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 444-5483

Date of fiscal year end: October 31

Date of reporting period: July 1, 2010 – June 30, 2011

Form N-PX is to be used by a registered  management  investment  company,  other than a small business  investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission,  not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment  Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Proxy Voting Record

For Period July 1, 2010 to June 30, 2011
Name of Issuer	Ticker Symbol	CUSIP	Shareholder Meeting Date	Record Date	Proposal Number	Description of Matter Voted On	Matter Proposed By Issuer or Holder	Vote Cast	Vote	For or Against Management
Neuberger Berman R/E SEC Income -PFD A	NRO Series M	64190A202	7/1/2010	4/1/2010	1	Election of five (5) directors	Issuer	Yes	Against	Against

TS&W/ Claymore Tax Advt Auctn Mkt PDF-M7	TYWUS	87280R207	7/19/2010	3/23/2010	1	Election of two (2) directors	Issuer	Yes	Against	Against
					2	Annual terms for directors	Holder	Yes	For	Against

BR CR Allocation Income Trust IV F7	BTZ Series F7	092508506	9/2/2010	7/6/2010	1	Election of five (4) directors	Issuer	Yes	Against	Against

Advent Claymore Global Conv Sec & IN W7	AGC	007639305	9/28/2010	8/16/2010	1	Election of three (3) directors	Issuer	Yes	Against	Against

The Proctor & Gamble Company	PG	742718109	10/12/2010	8/13/2010	1	Election of ten (10) directors	Issuer	Yes	For	For
					2	Ratify appointment of the independent registered accounting firm	Issuer	Yes	For	For
					3	Cumulative Voting	Holder	Yes	For	Against

PIMCO Corporate Opportunity FD-Pref W	PTY Series W	72201B408	4/14/2011	2/18/2011	1	Election of three (3) directors	Issuer	Yes	For	For

F&C/Claymore Total Return Fund-Common	FLC	338479108	4/15/2011	1/21/2011	1	Election of one (1) director	Issuer	Yes	For	For

Public Service Enterprise Group, Inc.	PEG	744573106	4/19/2011	2/18/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					3	Advisory vote on frequency of advisory vote on executive compensation	Issuer	Yes	1 yr	For
					4	Ratification of the appointment of Deloitte & Touche LLP as independent auditor for the year 2011	Issuer	Yes	For	For

Scana Corporation	SCG	80589M102	4/21/2011	3/3/2011	1	Election of five (5) Directors	Issuer	Yes	For	For
					2	Approval of amendment to director compensation and deferral plan	Issuer	Yes	For	For
					3	Approval of amendment to articles of incorporation to increase shares from 150,000,000 to 200,000,000	Issuer	Yes	For	For
					4	Approval of appointment of independent registered public accounting firm	Issuer	Yes	For	For
					5	Advisory (non-binding) vote on executive compensation	Issuer	Yes	For	For
					6	Advisory (non-binding) vote on frequency of executive compensation vote	Issuer	Yes	1 yr	Against

Cohen & Steers Infrastructure Fund, Inc.	UTF	19248A109	4/28/2011	2/23/2011	1	Election of three (3) Directors	Issuer	Yes	For	For

Cohen & Steers Quality Inc Rlty-Common	RQI	19247L106	4/28/2011	2/23/2011	1	Election of three (3) Directors	Issuer	Yes	For	For

Johnson & Johnson	JNJ	478160104	4/28/2011	3/1/2011	1	Election of eleven (11) Directors	Issuer	Yes	For	For
					2	Ratification of Price Waterhouse Coopers LLP as independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Advisory vote on named executive officer compensation	Issuer	Yes	Against	Against
					4	Advisory vote on frequency of advisory vote on named executive officers	Issuer	Yes	1 yr	For
					5	Shareholder proposal on pharmaceutical price restraint	Holder	Yes	Against	For
					6	Shareholder proposal on amendment to Company's equal employment opportunity policy	Holder	Yes	Against	For
					7	Shareholder proposal on adopting non-animal methods for training	Holder	Yes	Against	For

Pfizer, Inc.	PFE	717081103	4/28/2011	3/1/2011	1	Election of thirteen (13) Directors	Issuer	Yes	For	For
					2	Proposal to ratify the selection of KPMG LLP as independent registered accounting firm for 2011	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	For	For
					4	Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	Against
					5	Shareholder proposal regarding publication of political contributions	Holder	Yes	Against	For
					6	Shareholder proposal regarding public policy initiatives	Holder	Yes	Against	For
					7	Shareholder proposal on pharmaceutical price restraints	Holder	Yes	Against	For
					8	Shareholder proposal regarding action by written consent	Holder	Yes	For	Against
					9	Shareholder proposal regarding special shareholder meetings	Holder	Yes	For	Against
					10	Shareholder proposal regarding animal research	Holder	Yes	Against	For

Berkshire Hathaway, Inc. Class A	BRK/A	084670108	4/30/2011	3/2/2011	1	Election of twelve (12) Directors	Issuer	Yes	For	For
					2	Non-binding resolution to approve the compensation of the company's named executive officers, as described in the 2011 proxy statement	Issuer	Yes	For	For
					3	Non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	Issuer	Yes	1 yr	Against
					4	To approve the shareholder proposal with respect to the establishment of quantitative goals for the reduction of greenhouse gas and other air emissions at Berkshire's energy generating holdings	Issuer	Yes	Against	For

3M Company	MMM	88579Y101	5/10/2011	3/11/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	To Ratify the appointment of Pricewaterhousecoopers as independent registered public accounting firm.	Issuer	Yes	For	For
					3	An advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	An advisory vote on the frequency of advisory votes on executive compensation	Issuer	Yes	1 yr	For
					5	Stockholder proposal on political contributions	Issuer	Yes	Against	Against

Ventas, Inc.	VTR	92276F100	5/12/2011	3/16/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	Ratification of the selection of Ernst & Young LLP as the independent registered accounting firm for fiscal year 2011	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	For	For
					4	Advisory vote as to the frequency of advisory votes on executive compensation	Issuer	Yes	1 yr	For

Transocean Ltd.	RIG	H8817H100	5/13/2011	3/16/2011	1
Approval of the 2010 annual report, including the consolidated financial statements of Transocean Ltd. For fiscal year 2010 and the statutory financial statements of Transocean Ltd. For fiscal year 2010
							Issuer	Yes	For	For
					2	Discharge of the members of the Board of Directors and executive management from liability for activities during fiscal year 2010	Issuer	Yes	Against	Against
					3	Appropriation of available earnings for fiscal year 2010	Issuer	Yes	Against	Against
					4	Proposed reallocation of free reserve to legal reserve, reserve from capital contributions	Issuer	Yes	Against	Against
					5	Rescission of the distribution to shareholders in the form of a par value reduction as approved at the 2010 annual general meeting	Issuer	Yes	Against	Against
6
Release and allocation of legal reserve, reserve from capital contribution, to dividend reserve from capital contributions,  If proposal 3 and proposal 5 are not approved as proposed by the Board of Directors, there will be no vote on the proposal 6
							Issuer	Yes	Against	Against
					7	New authorized share capital	Issuer	Yes	Against	Against
					8	Reduction of the maximum number of members of the Board of Directors to 12	Issuer	Yes	For	For
					9	Election of five (5) Directors	Issuer	Yes	For	For
10
Appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year 2011 and reelection of Ernst & Young Ltd., Zurich, as the Company's auditor for a further one-year term
							Issuer	Yes	For	For
					11	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					12	Advisory vote on the frequency of executive compensation vote	Issuer	Yes	1 yr	For

Western Asset Premier Bond Fund-PRF A	WEA Series M	957664204	5/17/2011	4/6/2011	1	Election of seven (7) Directors	Issuer	Yes	For	For

Altria Group, Inc	MO	02209S103	5/19/2011	3/28/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	Ratification of the selection of independent registered public accounting firm	Issuer	Yes	For	For
					3	Advisory vote on the compensation of the company's named executive officers	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of the future advisory votes on the compensation of the company's executive officers	Issuer	Yes	1 yr	N R
					5	Shareholder proposal - address concerns regarding tobacco flavoring	Holder	Yes	Against	For

Diamond Offshore Drilling, Inc.	DO	25271C102	5/23/2011	3/28/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	Ratify the appointment of Deloitte & Touche LLP as the independent auditors of the company for fiscal year 2011	Issuer	Yes	For	For
					3	To Approve by non-binding vote, executive compensation	Issuer	Yes	For	For
					4	To recommend, by non-binding vote, the frequency of executive compensation votes	Issuer	Yes	1 yr	For

LTC Properties, Inc.	LTC	502175102	6/1/2011	4/26/2011	1	Election of six (6) Directors	Issuer	Yes	For	For
					2	Ratification of the company's independent auditors	Issuer	Yes	For	For
					3	Advisory vote on compensation of named executive officers	Issuer	Yes	For	For
					4	Advisory vote on the frequency of the advisory vote on compensation of named executive officers	Issuer	Yes	1 yr	Against

Gabelli Dividend & Income Trust-PFD	GDV Series Th	36242H401	6/2/2011	3/21/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	Shareholder proposal to eliminate the fund's classified board structure	Holder	Yes	For	Against

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Denali Fund Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller
President (Principal Executive Officer)

Date:	August 31, 2011